EFH Bankruptcy Proceedings (Schedule Of Accounts Receivable From EFH Corp.) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
EFH Corp [Member]
Subsequent Event [Line Items]
Trade accounts and other receivables from affiliates - net	$ 138	$ 118	$ 135